Document and Entity Information	3 Months Ended
Jan. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2012
Entity Registrant Name	MICRO IMAGING TECHNOLOGY, INC.
Entity Central Index Key	0000808015
Entity Filer Category	Smaller Reporting Company